THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
June 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 96.5%
	Shares	Value
COMMUNICATION SERVICES — 8.3%
Netflix Inc.*	2,107,543	$1,422,338,620
Trade Desk, Cl A*	2,495,592	243,744,470
		1,666,083,090

CONSUMER DISCRETIONARY — 11.1%
Airbnb Inc., Cl A*	6,709,340	1,017,337,224
Chipotle Mexican Grill Inc., Cl A*	11,428,494	715,995,149
Lululemon Athletica Inc.*	1,708,682	510,383,314
		2,243,715,687

CONSUMER STAPLES — 2.2%
The Estée Lauder Companies Inc., Cl A	4,187,385	445,537,764

FINANCIALS — 16.5%
Blackstone Inc.	6,403,517	792,755,405
MSCI Inc., Cl A	997,124	480,364,487
S&P Global Inc.	2,112,184	942,034,064
Visa Inc., Cl A (A)	4,278,009	1,122,849,022
		3,338,002,978

HEALTH CARE — 14.4%
Danaher Corp	3,466,243	866,040,813
Eli Lilly & Co.	1,220,319	1,104,852,416
GRAIL Inc.* (A)	38,210	587,293
Intuitive Surgical Inc.*	2,107,403	937,478,225
		2,908,958,747

INDUSTRIALS — 7.8%
Copart Inc.*	11,111,018	601,772,735
Uber Technologies Inc.*	13,325,660	968,508,969
		1,570,281,704

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND
June 30, 2024 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — 36.2%
Adobe Inc.*	1,877,118	$1,042,814,134
ASML Holding NV	1,154,700	1,180,946,331
Intuit Inc.	1,492,809	981,089,003
Microsoft Corp	2,679,492	1,197,598,949
NVIDIA Corp	7,976,228	985,383,207
ServiceNow Inc.*	1,397,575	1,099,430,325
Synopsys Inc.*	1,381,576	822,120,615
		7,309,382,564

TOTAL COMMON STOCK
(Cost $10,306,461,596)		19,481,962,534

SHORT-TERM INVESTMENTS — 5.0%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 5.210% (B)	805,143,950	805,143,950
Mount Vernon Liquid Assets Portfolio, LLC, 5.460% (B)(C)	200,156,559	200,156,559
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,005,300,509)		1,005,300,509

TOTAL INVESTMENTS — 101.5%
(Cost $11,311,762,105)		$20,487,263,043

Percentages are based on Net Assets of $20,190,600,197.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2024. The total market value of securities on loan at June 30, 2024 was $193,159,332.
(B)	The rate reported is the 7-day effective yield as of June 30, 2024.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

EMC-QH-001-3800

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